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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864


                            Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                           Pioneer Bond Fund
                   Schedule of Investments  3/31/08
Shares                                                             Value

          PREFERRED STOCK - 0.3 %
          Insurance - 0.3 %
          Life & Health Insurance - 0.2 %
153,800   Delphi Financial Group, 7.376%, 5/15/37            $  2,898,176
          TOTAL PREFERRED STOCK
          (Cost  $3,845,000)                                 $  2,898,176

Principal ASSET BACKED SECURITIES - 3.9 %
Amount    Energy - 0.1 %
          Oil & Gas Equipment & Services - 0.1 %
 $  1,000,Sevan Marine ASA, Floating Rate Note, 5/14/13(144A)$    915,000
          Total Energy                                       $    915,000
          Transportation - 0.1 %
          Airlines - 0.1 %
1,158,244 Southwest Airlines Co., 7.67%, 1/2/14              $  1,264,918
          Total Transportation                               $  1,264,918
          Consumer Services - 0.4 %
          Restaurants - 0.4 %
4,535,000 Dunkin Brands Master Finance LLC,  8.28%, 6/20/31  $  3,945,450
          Total Consumer Services                            $  3,945,450
          Food & Drug Retailing - 0.4 %
          Food Retail - 0.4 %
5,325,000 Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37   $  3,993,750
          Total Food & Drug Retailing                        $  3,993,750
          Banks - 0.9 %
          Thrifts & Mortgage Finance - 0.8 %
1,400,000 Carrington Mortgage, Floating Rate Note, 10/25/36 $ 1,247,717 3,375,000 GMAC Commercial Mortgage Securities, Inc., 4.864%, 3,323,237
5,283,081 Local Insight Media Finance Ll, 5.88%, 10/23/37       4,705,287
                                                             $  9,276,241
          Total Banks                                        $  9,276,241
          Diversified Financials - 1.5 %
          Consumer Finance - 0.1 %
1,500,000 RASC 2005-KS7 M1, Floating Rate Note, 8/25/35      $  1,239,927
          Investment Banking & Brokerage - 0.1 %
1,725,000 MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37     $  1,486,802
          Diversified Financial Services - 1.3 %
281,392   First Franklin Mortgage Loan Asset, Backed Certific$    247,327
10,135,000JP Morgan Chase Commercial Mortgage Security Corp.,  10,300,118
1,287,060 PF Export Receivable Master Trust, 6.436%, 6/1/15 (   1,303,792
2,241,392 Power Receivables Finance, 6.29%, 1/1/12 (144A)       2,345,415
                                                             $ 14,196,652
          Total Diversified Financials                       $ 16,923,381
          Utilities - 0.6 %
          Electric Utilities - 0.6 %
889,930   Crocket Cogeneration, 5.869%, 3/30/25 (144A)       $    847,703
1,904,616 FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)   1,896,636
747,600   FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)         783,112
2,832,750 Tenaska Alabama, 7.0%, 6/30/21 (144A)                 2,668,221
                                                             $  6,195,672
          Total Utilities                                    $  6,195,672
          TOTAL ASSET BACKED SECURITIES
          (Cost  $45,199,973)                                $ 42,514,412

          COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7 %
          Materials - 0.4 %
          Forest Products - 0.3 %
4,470,000 TSTAR 2006-1A A, 5.668%, 10/15/36                  $  4,110,389
          Total Materials                                    $  4,110,389
          Banks - 3.1 %
          Thrifts & Mortgage Finance - 3.1 %
1,440,000 Banc of America Commercial Mortgage, Inc., 4.877%, $ 1,422,004 2,900,000 GS Mortgage Securities Corp. II, 7.12% , 11/18/29 3,048,771
427,745   Impac Securities Assets Corp., Floating Rate Note,      320,904
1,750,000 JPMCC 2002-C3 B, 5.146%, 7/12/35                      1,699,874
1,750,000 JPMCC 2004-PNC1 A3, 5.299%, 6/12/41                   1,727,800
10,000,000LB-UBS Commercial Mortgage, 5.372%, 9/15/39           9,786,714
8,510,000 SASC 2007 BHC1 A1, Floating Rate Note, 12/18/49       5,632,684
2,890,000 SASC 2007 BHC1 A2, Floating Rate Note, 12/18/49       1,766,299
2,010,000 SBA CMBS Trust, 6.709%, 11/15/36                      1,811,301
1,435,000 T SRA R 2006-1 B, 5.7467%, 10/15/36                   1,264,206
3,787,250 Wachovia Bank Commercial Mortgage Trust, 4.803%, 10   3,712,527
1,450,000 WBCMT 2003-C9 B, 5.109%, 12/15/35                     1,428,399
761,055   Wells Fargo Mortgage Backed Security, 5.25%, 12/25/     750,686
                                                             $ 34,372,169
          Total Banks                                        $ 34,372,169
          Diversified Financials - 0.8 %
          Investment Banking & Brokerage - 0.0 %
1,461,096 BSMF 2007-AR4 2A1, Floating Rate Note, 4/25/37     $  1,098,817
          Diversified Financial Services - 0.7 %
873,441   CS First Boston Mortgage Security, 7.0%, 5/25/32   $    845,007
785,227   First Horizon Mortgage Pass-Through Trust, 5.0%,        786,946
1,270,000 Global Signal, 7.036%, 2/15/36 (144A)                 1,154,684
1,611,021 Morgan Stanley Capital I, 5.25%, 12/25/17             1,560,251
510,718   Morgan Stanley Capital I, 7.0%, 7/25/33                 529,231
1,980,081 RALI 2005-QA10 A41, 5.7412%, 9/25/35                  1,656,399
223,116   Salomon Brothers Mortgage Securities CMON, 8.0%         224,183
575,000   Tower 2004-2A F, 6.376%, 12/15/14                       465,578
                                                             $  7,222,279
          Total Diversified Financials                       $  8,321,096
          Government - 0.5 %
817,607   Federal Home Loan Bank, 6.0%, 4/15/32              $    848,259
4,210,680 Freddie Mac, 6.1%, 9/15/18                            4,337,203
                                                             $  5,185,462
          Total Government                                   $  5,185,462
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
          (Cost  $57,271,317)                                $ 51,989,116

          CORPORATE BONDS - 28.9 %
          Energy - 1.7 %
          Integrated Oil & Gas - 0.1 %
990,000   Marathon Oil Corp., 5.9%, 3/15/18                  $    995,147
45,000    Petro-Canada, 4.0%, 7/15/13                              43,096
                                                             $  1,038,243
          Oil & Gas Exploration & Production - 1.0 %
2,180,000 Canadian National Resources, 5.9%, 2/1/18          $  2,230,373
2,320,046 Gazprom International SA, 7.201%, 2/1/20              2,366,447
2,610,000 Panoche Energy Center, 6.885%, 7/31/29 (144A)         2,608,956
954,030   Ras Laffan Liquefied Natural Gas, 3.437%, 9/15/09       959,706
1,605,000 Ras Laffan LNG 3, 5.832%, 9/30/16 (144A)              1,593,974
720,000   Southern Star Central Corp., 6.75%, 3/1/16              691,200
                                                             $ 10,450,656
          Oil & Gas Refining & Marketing - 0.0 %
435,000   Boardwalk Pipelines LLC, 5.5%, 2/1/17              $    426,632
          Oil & Gas Storage & Transporation - 0.6 %
1,535,000 Buckeye Partners, LP 6.05%, 1/15/18                $  1,567,763
1,150,000 Holly Energy Partners LP, 6.25%, 3/1/15               1,043,625
3,915,000 NGPL Pipeco Llc, 6.514%, 12/15/12 (144A)              4,065,900
                                                             $  6,677,288
          Total Energy                                       $ 18,592,819
          Materials - 0.6 %
          Aluminum - 0.2 %
2,290,000 Novelis, Inc., 7.25%, 2/15/15                      $  2,026,650
          Commodity Chemicals - 0.1 %
2,000,000 Nova Chemicals, Ltd., 6.5%, 1/15/12                $  1,860,000
          Construction Materials - 0.2 %
2,000,000 Vulcan Materials Co., 6.0%, 4/1/09                 $  2,064,352
          Fertilizers & Agricultural Chemicals - 0.0 %
45,000    Potash Corp. Saskatchewan, 4.875%, 3/1/13          $     45,798
          Steel - 0.1 %
910,000   Nucor Corp., 5.0%, 12/1/12                         $    937,759
          Total Materials                                    $  6,934,559
          Capital Goods - 1.2 %
          Aerospace & Defense - 0.0 %
40,000    Boeing Co., 5.125%, 2/15/13                        $     41,934
          Construction & Farm Machinery & Heavy Trucks - 0.1
1,000,000 Caterpillar, Inc., 6.55%, 5/1/11                   $  1,090,371
          Electrical Component & Equipment - 0.1 %
1,409,784 Orcal Geothermal, 6.21%, 12/30/20 (144A)           $  1,497,487
          Industrial Conglomerates - 0.6 %
7,000,000 GE Electric Co., 5.0%, 2/1/13                      $  7,250,761
          Trading Companies & Distributors - 0.3 %
3,100,000 Glencore Funding LLC, 6.0%, 4/15/14 (144A)         $  3,029,112
          Total Capital Goods                                $ 12,909,665
          Commercial Services & Supplies - 0.6 %
          Office Services & Supplies - 0.6 %
6,110,000 Pitney Bowes, Inc., 5.6%, 3/15/18                  $  6,142,004
          Total Commercial Services & Supplies               $  6,142,004
          Transportation - 0.9 %
          Railroads - 0.9 %
2,140,000 Burlington Sante Fe Corp., 5.75%, 3/15/08          $  2,146,343
3,400,000 Kansas City Southern Mex, 7.625%, 12/1/13             3,196,000
5,125,000 Union Pacific Corp., 5.7%, 8/15/18                    5,095,337
                                                             $ 10,437,680
          Total Transportation                               $ 10,437,680
          Automobiles & Components - 0.1 %
          Auto Parts & Equipment - 0.1 %
1,085,000 Lear Corp., 8.75%, 12/1/16                         $    926,319
          Total Automobiles & Components                     $    926,319
          Consumer Durables & Apparel - 0.9 %
          Homebuilding - 0.5 %
3,940,000 C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49$  3,640,954
2,260,000 C8 Capital SPV, Ltd., Floating Rate Note, 12/31/49    2,134,909
                                                             $  5,775,863
          Household Appliances - 0.4 %
4,235,000 Whirlpool Corp., 5.5%, 3/1/13                      $  4,303,853
          Total Consumer Durables & Apparel                  $ 10,079,716
          Consumer Services - 0.6 %
          Casinos & Gaming - 0.0 %
1,780,000 Station Casinos, Inc., 6.625%, 3/15/18             $  1,023,500
          Education Services - 0.5 %
2,470,000 President & Fellows of Harvard, 3.7%, 4/1/13       $  2,485,808
3,095,000 President & Fellows of Harvard, 6.3%, 10/1/37         3,330,777
                                                             $  5,816,585
          Total Consumer Services                            $  6,840,085
          Media - 0.6 %
          Broadcasting & Cable Tv - 0.2 %
1,600,000 British Sky Broadcasting, 6.1%, 2/15/18 (144A)     $  1,596,342
135,000   Comcast Corp., 5.3%, 1/15/14                            132,489
                                                             $  1,728,831
          Media - 0.4 %
5,000,000 Comcast Cable Corp., 6.75%, 1/30/11                $  5,198,310
          Total Media                                        $  6,927,141
          Retailing - 0.3 %
          Department Stores - 0.0 %
25,000    Nordstrom, Inc., 5.625%, 1/15/09                   $     25,266
          Specialty Stores - 0.3 %
3,545,000 Sally Holdings, 9.25%, 11/15/14 (144A)             $  3,536,138
          Total Retailing                                    $  3,561,404
          Food & Drug Retailing - 0.2 %
          Hypermarkets & Supercenters - 0.2 %
1,670,000 Wal-Mart Stores, Inc., 5.8%, 2/15/18               $  1,750,203
          Total Food & Drug Retailing                        $  1,750,203
          Food, Beverage & Tobacco - 0.9 %
          Agricultural Products - 0.3 %
3,500,000 Cargill, Inc., 5.2%, 1/22/13 (144A)                $  3,530,779
          Brewers - 0.0 %
55,000    Miller Brewing Co., 5.5%, 8/15/13 (144A)           $     58,455
          Distillers & Vintners - 0.4 %
4,265,000 Constellation Brands, Inc., 8.375%, 12/15/14       $  4,392,950
          Soft Drinks - 0.0 %
55,000    Bottling Group LLC, 5.0%, 11/15/13                 $     57,430
          Tobacco - 0.2 %
1,535,000 UST, Inc., 5.75%, 3/1/18                           $  1,551,070
          Total Food, Beverage & Tobacco                     $  9,590,684
          Health Care Equipment & Services - 0.4 %
          Health Care Facilities - 0.1 %
1,040,000 HCA, Inc., 9.625%, 11/15/16                        $  1,079,000
          Managed Health Care - 0.2 %
3,275,000 United Health Group, 4.875%, 2/15/13               $  3,235,016
          Total Health Care Equipment & Services             $  4,314,016
          Pharmaceuticals & Biotechnology - 0.9 %
          Biotechnology - 0.5 %
5,570,000 Biogen IDEC, 6.0%, 3/1/13                          $  5,635,681
          Pharmaceuticals - 0.4 %
4,745,000 Valeant Pharmaceuticals, 7.0%, 12/15/11            $  4,519,613
          Total Pharmaceuticals & Biotechnology              $ 10,155,294
          Banks - 2.7 %
          Diversified Banks - 1.5 %
1,460,000 Korea Development Bank, 5.3%, 1/17/13              $  1,495,935
1,100,000 Nationsbank Corp., 7.75%, 8/15/15                     1,262,752
200,000   TNK-BP Finance SA, 6.625%, 3/20/17                      173,000
1,000,000 TNK-BP Finance SA, 6.625%, 3/20/17 (144A)               865,000
2,080,000 TNK-BP Finance SA, 7.5%, 7/18/16 (144A)               1,931,800
1,000,000 TNK-BP Finance SA, 7.875%, 3/13/18 (144A)               923,750
3,520,000 Wachovia Bank NA, 6.0%, 11/15/17                      3,437,928
3,520,000 Wachovia Corp., 5.75%, 6/15/17                        3,416,519
3,235,000 Wells Fargo Co., 4.375%, 1/31/13                      3,218,434
                                                             $ 16,725,118
          Regional Banks - 0.8 %
3,515,000 Barclays Plc, 6.05%, 12/4/17                       $  3,428,436
4,500,000 Branch Banking & Trust Co., 4.875%, 1/15/13           4,545,392
1,435,000 PNC Bank NA, 6.0%, 12/7/17                            1,382,215
                                                             $  9,356,043
          Thrifts & Mortgage Finance - 0.2 %
3,575,000 Washington Mutual Bank, Floating Rate Note, 5/1/09 $  3,245,978
          Total Banks                                        $ 29,327,139
          Diversified Financials - 5.1 %
          Asset Management & Custody Banks - 1.5 %
2,000,000 Bank of New York, 4.95%, 3/15/15                   $  1,962,492
3,945,000 Eaton Vance Corp., 6.5%, 10/2/17                      4,206,628
2,000,000 Mellon Financial Co., 6.4%, 5/14/11                   2,124,258
2,505,000 Mellon Funding Corp. 5.5%, 11/15/18                   2,461,421
5,000,000 State Street Corp., 7.65%, 6/15/10                    5,397,795
                                                             $ 16,152,594
          Consumer Finance - 0.6 %
2,630,000 Ford Motor Credit Co., 5.7%, 1/15/10               $  2,284,807
2,500,000 SLM Corp., Floating Rate Note, 4/18/08                2,496,055
3,155,000 SLM Corp., Floating Rate Note, 7/25/14                2,145,400
                                                             $  6,926,262
          Investment Banking & Brokerage - 0.8 %
3,325,000 Merrill Lynch & Co., 5.45%, 2/5/13                 $  3,271,331
5,765,000 Morgan Stanley Dean Witter, Floating Rate Note, 4/1   5,767,029
                                                             $  9,038,360
          Diversified Financial Services - 0.2 %
2,575,000 JP Morgan Chase & Co., 6.0%, 1/15/18               $  2,685,264
          Specialized Finance - 1.9 %
5,280,000 CIT Group Inc., 7.625%, 11/30/12                   $  4,388,393
5,904,965 Coso Geothermal Power, 7.0%, 7/15/26 (144A)           5,845,915
5,660,000 GATX Financial Corp., 6.0%, 2/15/18                   5,725,509
3,000,000 National Rural Utilities Corp., 5.45%, 2/1/18         2,997,492
2,000,000 Spinnaker Capital Catastrophe, Floating Rate Note,    2,027,800
                                                             $ 20,985,109
          Total Diversified Financials                       $ 55,787,589
          Insurance - 4.6 %
          Life & Health Insurance - 1.1 %
1,000,000 Metlife, 6.125%, 12/1/11                           $  1,072,984
5,555,000 Presidential Life Corp., 7.875%, 2/15/09              5,548,056
3,500,000 Protective Life, 4.0%, 10/7/09                        3,526,082
2,385,000 Prudential Financial, 5.15%, 1/15/13                  2,381,377
                                                             $ 12,528,499
          Multi-Line Insurance - 1.6 %
4,435,000 American General Finance, 6.9%, 12/15/17           $  4,334,210
5,000,000 Hanover Insurance Group, 7.625%, 10/15/25             4,450,000
2,500,000 International Lease, 6.375%, 3/25/13                  2,498,073
4,620,000 Liberty Mutual Group, 7.0%, 3/15/37 (144A)            4,130,982
2,650,000 Loew Corp., 5.25%, 3/15/16                            2,649,584
                                                             $ 18,062,849
          Property & Casualty Insurance - 1.0 %
3,742,000 Ambac Financial Group, Inc., Floating Rate Note, 2/$  1,496,800
1,000,000 Chubb Corp., 6.0%, 11/15/11                           1,012,861
4,135,000 Kingsway America, Inc., 7.5%, 2/1/14                  3,782,698
2,625,000 MBIA, Inc., Floating Rate Note, 1/15/33 (144A)        2,572,500
3,035,000 Ohio Casualty Corp., 7.3%, 6/15/14                    3,169,493
                                                             $ 12,034,352
          Reinsurance - 0.7 %
6,220,000 Platinum Underwriters HD, 7.5%, 6/1/17             $  6,247,635
1,500,000 Redwood Capital X Ltd CAT Bond, Floating Rate Note,   1,500,000
                                                             $  7,747,635
          Total Insurance                                    $ 50,373,335
          Real Estate - 1.7 %
          Real Estate Management & Development - 0.7 %
8,180,000 Forest City Enterprises, 7.625%, 6/1/15            $  7,771,000
          Real Estate Investment Trusts - 1.0 %
1,100,000 Colonial Reality LP, 6.15%, 4/15/13                $  1,010,331
4,125,000 Health Care REIT, Inc., 6.2%, 6/1/16                  3,590,148
860,000   Health Care, Inc., 6.0%, 11/15/13                       825,627
935,000   Health Care, Inc., 8.0%, 9/12/12                        965,615
3,470,000 Trustreet Properties, Inc., 7.5%, 4/1/15              3,778,216
565,000   Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)      560,763
                                                             $ 10,730,700
          Total Real Estate                                  $ 18,501,700
          Software & Services - 0.4 %
          Data Processing & Outsourced Services - 0.4 %
5,520,000 First Data Corp., 9.875%, 9/24/15 (144A)           $  4,540,200
          Total Software & Services                          $  4,540,200
          Technology Hardware & Equipment - 1.2 %
          Computer Hardware - 0.4 %
1,565,000 Hewlett-Packard Co., 4.5%, 3/1/13                  $  1,587,675
2,800,000 NCR Corp., 7.125%, 6/15/09                            2,880,830
                                                             $  4,468,505
          Electronic Equipment & Instruments - 0.5 %
5,070,000 Agilent Technologies, Inc., 6.5%, 11/1/17          $  5,087,552
          Electronic Manufacturing Services - 0.2 %
2,170,000 Flextronics International, Ltd., 6.5%, 5/15/13     $  2,072,350
          Technology Distributors - 0.1 %
1,750,000 Anixter International Corp., 5.95%, 3/1/15         $  1,544,515
          Total Technology Hardware & Equipment              $ 13,172,922
          Telecommunication Services - 0.6 %
          Integrated Telecommunication Services - 0.5 %
4,975,000 AT&T, Inc., 5.5%, 2/1/18                           $  4,871,222
1,500,000 GTE California, Inc., 6.7%, 9/1/09                    1,555,464
                                                             $  6,426,686
          Total Telecommunication Services                   $  6,426,686
          Utilities - 2.8 %
          Electric Utilities - 1.3 %
980,000   Commonwealth Edison, 6.15%, 9/15/17                $  1,006,081
2,270,000 Entergy Gulf States, 5.7%, 6/1/15                     2,198,717
3,000,000 Georgia Power Co., 4.0%, 1/15/11                      3,046,815
2,675,000 Intergen NV, 9.0%, 6/30/17                            2,795,375
2,105,000 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)      2,075,551
3,550,000 West Penn Power Co., 5.95%, 12/15/17                  3,687,445
                                                             $ 14,809,984
          Gas Utilities - 0.5 %
4,385,000 Questar Pipeline Co., 5.83%, 2/1/18                $  4,320,795
1,895,000 Southern Union Co., 7.2%, 11/1/66                     1,516,000
                                                             $  5,836,795
          Independent Power Producer & Energy Traders - 0.3 %
3,750,000 TXU Energy Co., 10.25%, 11/1/15                    $  3,735,938
          Multi-Utilities - 0.5 %
1,365,000 NSG HOLDINGS LLC, 7.75%, 12/15/25 (144A)           $  1,324,050
5,055,000 NY State Gas and Electric, 6.15%, 12/15/17 (144A)     5,135,601
                                                             $  6,459,651
          Total Utilities                                    $ 30,842,368
          TOTAL CORPORATE BONDS
          (Cost  $324,583,530)                               $318,133,528

          US Government Agency Obligations - 53.9 %
          Government - 53.9 %
140,000   Fannie Mae, 5.24%, 8/7/18                          $    149,245
65,000    Federal Home Loan Bank, 3.875%, 6/14/13                  66,561
365,627   Federal Home Loan Mortgage Corp., 4.5%, 11/1/18         365,147
5,194,622 Federal Home Loan Mortgage Corp., 4.5%, 11/1/20       5,173,619
2,681,577 Federal Home Loan Mortgage Corp., 4.5%, 3/1/20        2,670,735
417,864   Federal Home Loan Mortgage Corp., 4.5%, 4/1/20          416,175
772,713   Federal Home Loan Mortgage Corp., 4.5%, 4/1/35          746,552
2,462,433 Federal Home Loan Mortgage Corp., 4.5%, 5/1/20        2,452,477
3,729,218 Federal Home Loan Mortgage Corp., 4.5%, 8/1/20        3,719,606
4,539,596 Federal Home Loan Mortgage Corp., 4.5%, 10/1/20       4,521,242
11,186,967Federal Home Loan Mortgage Corp., 4.5%, 10/1/20      11,141,737
8,638,745 Federal Home Loan Mortgage Corp., 4.5%, 10/1/35       8,331,249
9,666,740 Federal Home Loan Mortgage Corp., 4.5%, 10/1/35       9,322,653
750,659   Federal Home Loan Mortgage Corp., 4.5%, 11/1/35         723,939
5,037,117 Federal Home Loan Mortgage Corp., 4.5%, 9/1/35        4,857,822
171,555   Federal Home Loan Mortgage Corp., 4.5%, 9/1/35          165,449
181,184   Federal Home Loan Mortgage Corp., 5.0%, 11/1/34         179,802
828,851   Federal Home Loan Mortgage Corp., 5.0%, 12/1/21         838,409
3,236,989 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35        3,210,241
4,977,153 Federal Home Loan Mortgage Corp., 5.0% 1/1/08         4,930,059
6,505,464 Federal Home Loan Mortgage Corp., 5.0%, 10/1/20       6,585,261
788,188   Federal Home Loan Mortgage Corp., 5.5%, 11/1/35         797,408
3,636,350 Federal Home Loan Mortgage Corp., 5.5%, 8/1/35        3,678,887
1,257,102 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34       1,272,559
1,406,198 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34       1,424,537
1,381,698 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18       1,420,053
2,426,824 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33        2,458,657
383,031   Federal Home Loan Mortgage Corp., 5.5%, 11/1/34         387,741
195,684   Federal Home Loan Mortgage Corp., 6.0%, 5/1/34          201,408
1,794,252 Federal Home Loan Mortgage Corp., 6.0%, 7/1/34        1,846,734
120,894   Federal Home Loan Mortgage Corp., 6.0%, 4/1/33          124,648
309,780   Federal Home Loan Mortgage Corp., 6.0%, 11/1/33         319,401
54,683    Federal Home Loan Mortgage Corp., 6.0% 3/1/33            56,382
230,307   Federal Home Loan Mortgage Corp., 6.0%, 1/1/33          237,459
218,035   Federal Home Loan Mortgage Corp., 6.0%, 1/1/34          224,806
582,397   Federal Home Loan Mortgage Corp., 6.0%, 1/1/34          599,432
1,184,310 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33       1,221,092
213,380   Federal Home Loan Mortgage Corp., 6.0%, 12/1/33         220,705
231,313   Federal Home Loan Mortgage Corp., 6.0%, 12/1/33         238,497
84,955    Federal Home Loan Mortgage Corp., 6.0%, 2/1/33           87,654
649,478   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33          670,910
461,972   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33          476,645
1,442,158 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33        1,487,962
821,573   Federal Home Loan Mortgage Corp., 6.0%, 4/1/35          844,126
3,342,879 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34        3,440,658
549,417   Federal Home Loan Mortgage Corp., 6.0%, 5/1/34          565,487
2,353,700 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35        2,418,312
1,242,321 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35        1,276,424
1,352,578 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34        1,392,141
1,090,013 Federal Home Loan Mortgage Corp., 6.0%, 9/1/33        1,123,866
2,000,000 Federal Home Loan Mortgage Corp., 6.0% 11/1/36        2,053,346
310,397   Federal Home Loan Mortgage Corp., 6.0%, 5/1/17          320,128
43,812    Federal Home Loan Mortgage Corp., 6.5%,  1/1/29          45,871
397,031   Federal Home Loan Mortgage Corp., 6.5%, 10/1/33         415,274
230,316   Federal Home Loan Mortgage Corp., 6.5%, 10/1/33         241,207
58,153    Federal Home Loan Mortgage Corp., 6.5%, 11/1/33          60,682
845,628   Federal Home Loan Mortgage Corp., 6.5%, 3/1/13          870,964
92,145    Federal Home Loan Mortgage Corp., 6.5%, 7/1/32           96,195
389,963   Federal Home Loan Mortgage Corp., 6.5%, 11/1/33         408,281
3,879     Federal Home Loan Mortgage Corp., 6.5%, 3/1/31            4,056
10,700,000Federal Home Loan Mortgage Corp., 6.5%, 5/1/38       11,071,162
15,361    Federal Home Loan Mortgage Corp., 7.0%, 11/1/30          16,312
9,722     Federal Home Loan Mortgage Corp., 7.0%, 12/1/30          10,324
7,331     Federal Home Loan Mortgage Corp., 8.0%, 8/1/31            7,666
2,074     Federal Home Loan Mortgage Corp., 8.048%, 10/1/33         2,101
2,265,688 Federal National Mortgage Association, 4.0%, 3/1/36   2,136,920
335,605   Federal National Mortgage Association, 4.0%, 7/1/18     329,805
3,824,662 Federal National Mortgage Association, 4.0%, 8/1/18   3,758,569
5,024,325 Federal National Mortgage Association, 4.5%, 11/1/2   5,006,936
6,366,136 Federal National Mortgage Association, 4.5%, 4/1/19   6,355,317
3,237,600 Federal National Mortgage Association, 4.5%, 10/1/3   3,124,510
2,836,042 Federal National Mortgage Association, 4.5%, 10/1/3   2,736,979
5,689,270 Federal National Morgtage Association, 4.5%, 4/1/22   5,658,274
161,275   Federal National Mortgage Association, 4.78%, 12/1/     164,389
2,544,952 Federal National Mortgage Association, 5.0%, 10/1/2   2,574,619
181,177   Federal National Mortgage Association, 5.0%, 12/1/1     183,879
1,901,686 Federal National Mortgage Association, 5.0%, 12/1/2   1,922,757
449,589   Federal National Mortgage Association, 5.0%, 2/1/20     454,830
381,634   Federal National Mortgage Association, 5.0%, 2/1/22     385,656
1,686,031 Federal National Mortgage Association, 5.0%, 2/1/36   1,671,211
147,468   Federal National Mortgage Association, 5.0%, 3/1/33     146,366
99,814    Federal National Mortgage Association, 5.0%, 5/1/34      99,010
8,841,509 Federal National Mortgage Association, 5.0%, 6/1/36   8,760,653
8,301,426 Federal National Morgtage Association, 5.0%, 2/1/22   8,388,918
371,916   Federal National Morgtage Association, 5.0%, 12/1/2     376,205
3,923,333 Federal National Mortgage Association, 5.429%, 12/1   3,984,748
1,086,938 Federal National Mortgage Association, 5.448%, 8/1/   1,112,133
877,543   Federal National Mortgage Association, 5.5% , 3/1/3     886,933
4,889,406 Federal National Mortgage Association, 5.5%, 10/1/3   4,940,296
2,419,281 Federal National Mortgage Association, 5.5%, 12/1/1   2,483,195
834,149   Federal National Mortgage Association, 5.5%, 12/1/1     855,765
146,187   Federal National Mortgage Association, 5.5%, 2/1/18     150,181
1,615,928 Federal National Mortgage Association, 5.5%, 3/1/25   1,643,744
4,325,014 Federal National Mortgage Association, 5.5%, 3/1/36   4,371,290
793,151   Federal National Mortgage Association, 5.5%, 4/1/19     814,105
21,980,787Federal National Mortgage Association, 5.5%, 4/1/36  22,233,600
6,368,422 Federal National Mortgage Association, 5.5%, 4/1/36   6,436,561
7,550,878 Federal National Mortgage Association, 5.5%, 5/1/36   7,631,669
3,454,760 Federal National Mortgage Association, 5.5%, 5/1/36   3,491,725
3,465,502 Federal National Mortgage Association, 5.5%, 5/1/36   3,502,581
365,021   Federal National Mortgage Association, 5.5%, 6/1/33     369,675
5,097,744 Federal National Mortgage Association, 5.5%, 6/1/36   5,152,287
4,355,994 Federal National Mortgage Association, 5.5%, 6/1/36   4,402,601
64,493    Federal National Mortgage Association, 5.5%, 7/1/23      65,687
1,732,898 Federal National Mortgage Association, 5.5%, 7/1/33   1,754,996
139,935   Federal National Mortgage Association, 5.5%, 9/1/17     143,632
3,108,862 Federal National Mortgage Association, 5.5%, 9/1/19   3,185,285
4,841,735 Federal National Morgtage Association, 5.5%, 10/1/3   4,893,797
9,813,655 Federal National Morgtage Association, 5.5%, 9/1/37   9,919,179
4,616,280 Federal National Morgtage Association, 5.5%, 5/1/37   4,665,918
23,046,572Federal National Morgtage Association, 5.5%, 9/1/37  23,294,387
8,292,476 Federal National Morgtage Association, 5.5%, 11/1/3   8,381,644
1,835,609 Federal National Morgtage Association, 5.5%, 7/1/22   1,873,994
7,343,785 Federal National Morgtage Association, 5.5%, 8/1/22   7,497,350
4,811,484 Federal National Mortgage Association, 5.536%, 8/1/   4,887,238
94,274    Federal National Mortgage Association, 6.0% 11/1/32      97,166
5,757     Federal National Mortgage Association, 6.0%, 1/1/29       5,949
5,106     Federal National Mortgage Association, 6.0%, 1/1/29       5,365
22,008    Federal National Mortgage Association, 6.0%, 1/1/32      22,722
597,113   Federal National Mortgage Association, 6.0%, 10/1/3     615,431
181,889   Federal National Mortgage Association, 6.0%, 10/1/3     186,971
3,738,740 Federal National Mortgage Association, 6.0%, 10/1/3   3,836,731
215,027   Federal National Mortgage Association, 6.0%, 11/1/3     221,624
197,150   Federal National Mortgage Association, 6.0%, 11/1/3     202,986
117,679   Federal National Mortgage Association, 6.0%, 11/1/3     120,967
63,630    Federal National Mortgage Association, 6.0%, 2/1/32      65,668
245,863   Federal National Mortgage Association, 6.0%, 2/1/32     253,673
364,924   Federal National Mortgage Association, 6.0%, 2/1/33     376,119
31,882    Federal National Mortgage Association, 6.0%, 2/1/35      32,773
85,967    Federal National Mortgage Association, 6.0%, 2/1/35      88,369
752,800   Federal National Mortgage Association, 6.0%, 3/1/33     775,894
52,586    Federal National Mortgage Association, 6.0%, 3/1/33      54,143
1,782,662 Federal National Mortgage Association, 6.0%, 4/1/33   1,835,430
2,020,260 Federal National Mortgage Association, 6.0%, 4/1/35   2,080,061
115,773   Federal National Mortgage Association, 6.0%, 5/1/33     119,200
854,185   Federal National Mortgage Association, 6.0%, 5/1/35     876,573
277,402   Federal National Mortgage Association, 6.0%, 6/1/16     286,331
935,870   Federal National Mortgage Association, 6.0%, 7/1/33     963,573
43,187    Federal National Mortgage Association, 6.0%, 8/1/32      44,512
1,432,892 Federal National Mortgage Association, 6.0%, 8/1/34   1,475,307
10,633    Federal National Mortgage Association, 6.0%, 9/1/29      10,984
6,542     Federal National Mortgage Association, 6.0%, 9/1/32       6,743
148,165   Federal National Mortgage Association, 6.0%, 9/1/34     152,305
708,060   Federal National Mortgage Association, 6.0%, 9/1/34     727,844
2,861,812 Federal National Mortgage Association, 6.0%, 9/1/34   2,941,776
132,714   Federal National Mortgage Association, 6.0%, 9/1/34     136,422
102,235   Federal National Mortgage Association, 6.0%, 9/15/3     105,262
2,624,126 Federal National Mortgage Associatoin, 6.0%, 7/1/33   2,701,802
1,846,941 Federal National Morgtage Association, 6.0%, 6/1/37   1,895,663
82,267    Federal National Mortgage Association, 6.5% 9/1/31       85,846
15,551    Federal National Mortgage Association, 6.5%, 1/1/31      16,240
65,906    Federal National Mortgage Association, 6.5%, 10/1/3      68,773
13,553    Federal National Mortgage Association, 6.5%, 10/1/3      14,142
26,264    Federal National Mortgage Association, 6.5%, 10/1/3      27,407
263,156   Federal National Mortgage Association, 6.5%, 10/1/3     274,331
403,321   Federal National Mortgage Association, 6.5%, 12/1/3     420,867
61,641    Federal National Mortgage Association, 6.5%, 2/1/32      64,322
162,875   Federal National Mortgage Association, 6.5%, 2/1/32     169,791
162,165   Federal National Mortgage Association, 6.5%, 2/1/33     169,051
314,200   Federal National Mortgage Association, 6.5%, 3/1/32     327,541
11,653    Federal National Mortgage Association, 6.5%, 4/1/31      12,160
105,506   Federal National Mortgage Association, 6.5%, 5/1/31     110,096
295,599   Federal National Mortgage Association, 6.5%, 6/1/31     308,709
53,694    Federal National Mortgage Association, 6.5%, 7/1/29      56,153
269,391   Federal National Mortgage Association, 6.5%, 7/1/34     279,908
1,108,385 Federal National Mortgage Association, 6.5%, 7/1/36   1,148,967
38,791    Federal National Mortgage Association, 6.5%, 8/1/31      40,479
65,637    Federal National Mortgage Association, 6.5%, 9/1/31      68,492
10,347    Federal National Morgtage Association, 6.5%, 2/1/33      10,790
24,264    Federal National Morgtage Association, 6.5%, 4/1/34      25,256
844,046   Federal National Morgtage Association, 6.5%, 2/1/37     876,311
319,813   Federal National Morgtage Association, 6.5%, 10/1/3     332,044
6,571,762 Federal National Morgtage Association, 6.5%, 11/1/3   6,823,088
1,392,815 Federal National Morgtage Association, 6.5%, 11/1/3   1,446,081
128,108   Federal National Morgtage Association, 6.5%, 11/1/3     133,007
871       Federal National Morgtage Association, 6.5%, 1/1/31         912
725       Federal National Morgtage Association, 6.5%, 1/1/31         759
2,641     Federal National Morgtage Association, 6.5%, 5/1/31       2,762
26,588    Federal National Morgtage Association, 6.5%, 5/1/31      27,805
17,284    Federal National Morgtage Association, 6.5%, 6/1/31      18,075
26,673    Federal National Morgtage Association, 6.5%, 5/1/31      27,809
25,122    Federal National Morgtage Association, 6.5%, 7/1/31      26,271
71,701    Federal National Morgtage Association, 6.5%, 7/1/31      74,983
34,413    Federal National Morgtage Association, 6.5%, 3/1/31      35,988
14,378    Federal National Morgtage Association, 6.5%, 8/1/31      15,036
18,655    Federal National Morgtage Association, 6.5%, 9/1/31      19,509
674       Federal National Morgtage Association, 6.5%, 6/1/32         704
3,057     Federal National Morgtage Association, 6.5%, 1/1/33       3,197
2,000,001 Federal National Morgtage Association, 6.5%, 1/1/38   2,076,488
1,147     Federal National Morgtage Association, 6.5%, 11/1/3       1,200
864,942   Federal National Morgtage Association, 6.5%, 11/1/3     898,020
10,300,000Federal National Mortgage Association, 6.5%, 30 YR   10,666,938
5,660,051 Federal National Morgtage Association, 6.5%, 9/1/37   5,866,891
1,274,224 Federal National Morgtage Association, 7.0%, 9/1/22   1,325,193
464,379   Federal National Morgtage Association, 7.0%, 8/1/22     482,954
97,154    Federal National Mortgage Association, 7.0%, 1/1/32     103,350
7,563     Federal National Mortgage Association, 7.0%, 12/1/3       8,051
24,004    Federal National Mortgage Association, 7.0%, 12/1/3      25,555
96,704    Federal National Mortgage Association, 7.0%, 12/1/3     102,871
123,950   Federal National Mortgage Association, 7.0%, 12/1/3     131,856
6,762     Federal National Mortgage Association, 7.0%, 3/1/12       7,062
46,339    Federal National Mortgage Association, 7.0%, 4/1/31      49,335
822,371   Federal National Mortgage Association, 7.0%, 5/1/22     857,381
12,012    Federal National Mortgage Association, 7.0%, 9/1/31      12,778
29,408    Federal National Mortgage Association, 7.0%, 7/1/21      31,291
78,025    Federal National Mortgage Association, 7.0%, 9/1/31      83,002
4,378     Federal National Mortgage Association, 7.5%, 4/1/30       4,726
5,451     Federal National Mortgage Association, 7.5%, 8/1/20       5,895
722       Federal National Mortgage Association, 8.0%, 1/1/31         783
1,925     Federal National Mortgage Association, 8.0%, 10/1/3       2,086
8,336     Federal National Mortgage Association, 8.0%, 2/1/29       9,086
1,538     Federal National Mortgage Association, 8.0%, 2/1/30       1,675
1,037     Federal National Mortgage Association, 8.0%, 2/1/30       1,129
29,728    Federal National Mortgage Association, 8.0%, 3/1/31      32,374
5,316     Federal National Mortgage Association, 8.0%, 4/1/20       5,763
2,116     Federal National Mortgage Association, 8.0%, 4/1/30       2,293
1,485     Federal National Mortgage Association, 8.0%, 5/1/31       1,610
1,555     Federal National Mortgage Association, 8.0%, 7/1/30       1,685
6,931     Federal National Mortgage Association, 10.3%, 4/25/       7,318
7,751     Federal National Mortgage Association, 10.3%, 4/25/       9,184
145,785   Government National Mortgage Association, 4.5%, 1/1     141,685
1,484,699 Government National Mortgage Association, 4.5%, 10/   1,444,044
1,127,764 Government National Mortgage Association, 4.5%, 10/   1,096,883
1,791,004 Government National Mortgage Association, 4.5%, 10/   1,740,637
116,074   Government National Mortgage Association, 4.5%, 2/1     112,847
1,170,412 Government National Mortgage Association, 4.5%, 3/1   1,137,497
578,903   Government National Mortgage Association, 4.5%, 3/1     562,623
346,678   Government National Mortgage Association, 4.5%, 3/2     334,980
308,773   Government National Mortgage Association, 4.5%, 4/1     300,089
1,540,212 Government National Mortgage Association, 4.5%, 4/1   1,496,897
162,096   Government National Mortgage Association, 4.5%, 4/1     157,537
632,849   Government National Mortgage Association, 4.5%, 4/1     615,052
168,857   Government National Mortgage Association, 4.5%, 5/1     164,163
776,562   Government National Mortgage Association, 4.5%, 5/1     754,723
257,178   Government National Mortgage Assoication, 4.5%, 4/1     249,945
160,478   Government National Mortgage Assoication, 4.5%, 5/1     156,017
35,283    Government National Mortgage Association, 4.5%, 6/1      34,302
374,594   Government National Mortgage Association, 4.5%, 7/1     364,337
333,438   Government National Mortgage Association, 4.5%, 8/1     324,308
1,402,111 Government National Mortgage Association, 4.5%, 9/1   1,363,718
320,003   Government National Mortgage Association, 4.5%, 9/1     311,003
1,921,093 Government National Mortgage Association, 4.5%, 9/1   1,867,067
248,180   Government National Mortgage Association, 5.0%, 10/     252,372
1,972,552 Government National Mortgage Association, 5.0%, 4/1   1,975,700
1,690,874 Government National Mortgage Association, 5.0%, 4/1   1,693,178
834,731   Government National Mortgage Association, 5.0%, 5/1     835,759
118,907   Government National Mortgage Association, 5.0%, 6/1     119,069
865,803   Government National Mortgage Association, 5.0%, 7/1     879,986
11,501    Government National Mortgage Association, 5.0%, 7/1      11,689
570,203   Government National Mortgage Association, 5.0%, 9/1     571,275
4,855,409 Government National Morgtage Association, 5.5%, 1/1   4,958,463
1,148,268 Government National Mortgage Association, 5.5%, 1/1   1,173,279
444,290   Government National Mortgage Association, 5.5%, 10/     456,192
156,187   Government National Mortgage Association, 5.5%, 10/     159,664
901,769   Government National Mortgage Association, 5.5%, 10/     921,466
828,427   Government National Mortgage Association, 5.5%, 10/     846,472
766,951   Government National Mortgage Association, 5.5%, 10/     783,656
1,616,895 Government National Mortgage Association, 5.5%, 10/   1,652,113
443,899   Government National Mortgage Association, 5.5%, 11/     455,789
1,911,788 Government National Mortgage Association, 5.5%, 11/   1,953,548
1,061,848 Government National Mortgage Association, 5.5%, 11/   1,084,566
1,920,836 Government National Mortgage Association, 5.5%, 11/   1,961,605
132,240   Government National Mortgage Association, 5.5%, 12/     135,782
34,972    Government National Mortgage Association, 5.5%, 12/      35,736
327,512   Government National Mortgage Association, 5.5%, 2/1     334,646
2,112,745 Government National Mortgage Association, 5.5%, 2/1   2,158,764
1,154,257 Government National Mortgage Association, 5.5%, 2/1   1,179,399
10,885    Government National Mortgage Association, 5.5%, 4/1      11,169
4,344,184 Government National Mortgage Association, 5.5%, 4/1   4,437,129
1,253,876 Government National Mortgage Association, 5.5%, 4/2   1,278,522
2,470,614 Government National Mortgage Association, 5.5%, 5/1   2,523,052
119,265   Government National Mortgage Association, 5.5%, 6/1     121,921
1,899,900 Government National Mortgage Association, 5.5%, 6/1   1,941,283
726,827   Government National Mortgage Association, 5.5%, 6/1     742,658
564,353   Government National Mortgage Association, 5.5%, 7/1     576,918
2,931,886 Government National Mortgage Association, 5.5%, 7/1   2,995,928
3,987,890 Government National Mortgage Association, 5.5%, 7/1   4,074,753
1,301,510 Government National Mortgage Association, 5.5%, 8/1   1,335,459
1,423,077 Government National Mortgage Association, 5.5%, 8/1   1,460,197
91,344    Government National Mortgage Association, 5.5%, 8/1      93,378
118,576   Government National Mortgage Association, 5.5%, 8/1     121,216
3,989,986 Government National Mortgage Association, 5.5%, 8/1   4,074,672
1,304,929 Government National Mortgage Association, 5.5%, 9/1   1,333,982
261,142   Government National Mortgage Association, 5.5%, 7/1     266,956
3,423,899 Government National Mortgage Association, 5.5%, 7/1   3,497,155
232,084   Government National Mortgage Association, 5.5%, 8/1     237,251
722,226   Government National Morgtage Association, 6.0%, 10/     746,471
3,388,012 Government National Morgtage Association, 6.0%, 8/1   3,502,919
79,836    Government National Mortgage Association, 6.0%, 1/1      82,528
161,448   Government National Mortgage Association, 6.0%, 1/1     166,769
356,607   Government National Mortgage Association, 6.0%, 1/1     369,336
686,097   Government National Mortgage Association, 6.0%, 1/1     711,035
203,530   Government National Mortgage Association, 6.0%, 10/     210,901
314,546   Government National Mortgage Association, 6.0%, 10/     325,774
969,971   Government National Mortgage Association, 6.0%, 10/   1,003,840
2,677,529 Government National Mortgage Association, 6.0%, 10/   2,767,414
283,988   Government National Mortgage Association, 6.0%, 11/     294,441
114,630   Government National Mortgage Association, 6.0%, 11/     118,781
831,260   Government National Mortgage Association, 6.0%, 11/     860,285
1,507     Government National Mortgage Association, 6.0%, 12/       1,520
180,596   Government National Mortgage Association, 6.0%, 2/1     187,043
4,740,073 Government National Mortgage Association, 6.0%, 2/1   4,899,008
274,227   Government National Mortgage Association, 6.0%, 3/1     283,474
342,236   Government National Mortgage Association, 6.0%, 3/1     353,775
12,487    Government National Mortgage Association, 6.0%, 3/1      12,939
663,153   Government National Mortgage Association, 6.0%, 3/1     686,824
263,534   Government National Mortgage Association, 6.0%, 3/1     272,940
810,796   Government National Mortgage Association, 6.0%, 3/1     839,736
1,601,510 Government National Mortgage Association, 6.0%, 3/1   1,658,675
755,955   Government National Mortgage Association, 6.0%, 3/1     783,466
1,580,261 Government National Mortgage Association, 6.0%, 3/1   1,637,911
3,180,152 Government National Mortgage Association, 6.0%, 3/1   3,286,910
78,136    Government National Mortgage Association, 6.0%, 4/1      80,773
3,214     Government National Mortgage Association, 6.0%, 4/1       3,322
234,717   Government National Mortgage Association, 6.0%, 4/1     242,410
402,060   Government National Mortgage Association, 6.0%, 4/1     416,411
173,530   Government National Mortgage Association, 6.0%, 4/1     179,724
452,825   Government National Mortgage Association, 6.0%, 5/1     468,094
379,137   Government National Mortgage Association, 6.0%, 5/1     391,921
579,665   Government National Mortgage Association, 6.0%, 5/1     600,356
78,007    Government National Mortgage Association, 6.0%, 6/1      80,637
46,343    Government National Mortgage Association, 6.0%, 6/1      47,997
770,769   Government National Mortgage Association, 6.0%, 7/1     772,218
8,252     Government National Mortgage Association, 6.0%, 8/1       8,538
223,996   Government National Mortgage Association, 6.0%, 8/1     232,108
49,149    Government National Mortgage Association, 6.0%, 8/1      50,986
639,580   Government National Mortgage Association, 6.0%, 9/1     660,659
1,356,535 Government National Mortgage Association, 6.0%, 9/1   1,407,444
253,726   Government National Mortgage Association, 6.0%, 9/1     262,915
109,610   Government National Mortgage Association, 6.0%, 9/1     113,580
61,523    Government National Mortgage Association, 6.0%, 9/1      63,719
335,651   Government National Mortgage Association, 6.0%, 9/1     347,371
788,099   Government National Mortgage Association, 6.0%, 9/1     815,616
3,564,548 Government National Mortgage Association, 6.0%, 9/1   3,685,590
280,343   Government National Mortgage Association, 6.0%, 9/1     290,350
66,873    Government National Mortgage Association, 6.5%, 1/1      69,932
540,863   Government National Mortgage Association, 6.5%, 1/1     564,511
2,241,889 Government National Mortgage Association, 6.5%, 1/1   2,342,881
23,692    Government National Mortgage Association, 6.5%, 1/1      24,741
262,117   Government National Mortgage Association, 6.5%, 1/1     273,288
155,856   Government National Mortgage Association, 6.5%, 1/1     162,499
16,426    Government National Mortgage Association, 6.5%, 1/1      17,109
182,367   Government National Mortgage Association, 6.5%, 10/     190,593
578,367   Government National Mortgage Association, 6.5%, 10/     604,456
35,158    Government National Mortgage Association, 6.5%, 10/      36,744
512,237   Government National Mortgage Association, 6.5%, 10/     534,634
8,537     Government National Mortgage Association, 6.5%, 10/       8,905
957,178   Government National Mortgage Association, 6.5%, 10/     996,071
33,722    Government National Mortgage Association, 6.5%, 11/      35,244
338,812   Government National Mortgage Association, 6.5%, 11/     354,083
2,000,000 Government National Mortgage Association, 6.5%, 11/   2,081,257
1,998,109 Government National Mortgage Association, 6.5%, 11/   2,079,289
15,000,001Government National Mortgage Association, 6.5%, 11/  15,609,493
8,282     Government National Mortgage Association, 6.5%, 2/1       8,661
38,843    Government National Mortgage Association, 6.5%, 2/1      40,620
183,392   Government National Mortgage Association, 6.5%, 2/1     191,410
331,178   Government National Mortgage Association, 6.5%, 2/1     345,292
66,267    Government National Mortgage Association, 6.5%, 3/1      69,298
222,257   Government National Mortgage Association, 6.5%, 3/1     232,423
59,448    Government National Mortgage Association, 6.5%, 3/1      62,167
87,295    Government National Mortgage Association, 6.5%, 3/1      91,233
87,549    Government National Mortgage Association, 6.5%, 3/1      91,376
436,842   Government National Mortgage Association, 6.5%, 4/1     456,547
25,294    Government National Mortgage Association, 6.5%, 4/1      26,400
134,507   Government National Mortgage Association, 6.5%, 4/1     140,100
623       Government National Mortgage Association, 6.5%, 5/1         652
341,374   Government National Mortgage Association, 6.5%, 5/1     357,073
17,041    Government National Mortgage Association, 6.5%, 5/1      17,820
117,490   Government National Mortgage Association, 6.5%, 5/1     122,785
104,314   Government National Mortgage Association, 6.5%, 5/1     109,014
50,939    Government National Mortgage Association, 6.5%, 5/1      53,166
96,044    Government National Mortgage Association, 6.5%, 5/1     100,177
38,035    Government National Mortgage Association, 6.5%, 6/1      39,751
93,529    Government National Mortgage Association, 6.5%, 6/1      97,618
543,614   Government National Mortgage Association, 6.5%, 6/1     566,782
113,079   Government National Mortgage Association, 6.5%, 6/1     117,781
1,115,557 Government National Mortgage Association, 6.5%, 7/1   1,164,333
199,529   Government National Mortgage Association, 6.5%, 7/1     208,253
423,792   Government National Mortgage Association, 6.5%, 7/1     441,413
1,011,624 Government National Mortgage Association, 6.5%, 7/1   1,053,687
27,365    Government National Mortgage Association, 6.5%, 8/1      28,411
163,436   Government National Mortgage Association, 6.5%, 8/1     170,582
26,972    Government National Mortgage Association, 6.5%, 8/1      28,152
145,517   Government National Mortgage Association, 6.5%, 9/1     151,880
37,605    Government National Mortgage Association, 6.5%, 9/1      39,207
2,101,497 Government National Mortgage Association, 6.5%, 9/1   2,186,878
2,087,206 Government National Mortgage Association, 6.5%, 12/   2,180,612
202,760   Government National Mortgage Association, 6.5%, 8/1     211,906
42,645    Government National Mortgage Association, 7.0%, 10/      45,550
185,964   Government National Mortgage Association, 7.0%, 11/     198,996
73,339    Government National Mortgage Association, 7.0%, 11/      78,478
22,897    Government National Mortgage Association, 7.0%, 12/      24,015
10,565    Government National Mortgage Association, 7.0%, 12/      11,292
35,152    Government National Mortgage Association, 7.0%, 2/1      37,573
7,031     Government National Mortgage Association, 7.0%, 4/1       7,522
84,643    Government National Mortgage Association, 7.0%, 4/1      90,517
18,178    Government National Mortgage Association, 7.0%, 4/1      19,416
234,290   Government National Mortgage Association, 7.0%, 5/1     250,222
78,478    Government National Mortgage Association, 7.0%, 6/1      83,824
133,421   Government National Mortgage Association, 7.0%, 6/1     142,611
6,421     Government National Mortgage Association, 7.0%, 8/1       6,869
660,917   Government National Mortgage Association, 7.0%, 8/1     705,937
54,939    Government National Mortgage Association, 7.0%, 9/1      57,292
69,642    Government National Mortgage Association, 7.0%, 9/1      74,385
17,078    Government National Mortgage Association, 7.0%, 7/1      18,247
105,561   Government National Mortgage Association, 7.5%, 12/     113,689
12,377    Government National Mortgage Association, 7.5%, 2/1      13,356
18,113    Government National Mortgage Association, 7.5%, 2/1      19,508
30,725    Government National Mortgage Association, 7.5%, 8/1      32,005
22,697    Government National Mortgage Association, 7.5%, 8/1      24,467
2,038     Government National Mortgage Association, 7.75%, 11       2,222
10,225    Government National Mortgage Association, 7.75%, 2/      11,150
21,129    Government National Mortgage Association, 8.0%, 5/1      22,038
374,180   Government National Mortgage Association, I, 6.0%,      388,198
38,792    Government National Mortgage Association, I, 7.0%,       41,464
63,070    Government National Mortgage Association, I, 7.0%,       67,366
18,583    Government National Mortgage Association, I, 7.5%,       20,032
1,845,887 Government National Mortgage Association II, 4.5%,    1,783,598
726,627   Government National Mortgage Association II, 4.5%,      702,343
149,305   Government National Mortgage Association II, 5.5%,      152,240
1,389,302 Government National Mortgage Association II, 5.5%,    1,416,610
934,692   Government National Mortgage Association, II, 5.5%,     956,156
8,776     Government National Mortgage Association, II, 6.5%,       9,183
4,112     Government National Mortgage Association, II, 6.5%,       4,303
116,250   Government National Mortgage Association, II, 6.5%,     121,638
248,656   Government National Mortgage Association, II, 7.0%,     265,702
9,262     Government National Mortgage Association, II, 7.0%,       9,888
278,605   Government National Mortgage Association II, 7.0%,      297,590
1,750,000 U.S. Treasury Bonds 3.625% 5/15/13                    1,848,301
8,500,000 U.S. Treasury Bonds, 4.25%, 11/15/13                  9,275,625
15,000,000U.S. Treasury Bonds, 6.25%, 8/15/23                  18,462,885
850,000   U.S. Treasury Bonds, 7.25%, 5/15/16                   1,092,515
3,427,110 U.S. Treasury Inflation Notes, 2.0%, 1/15/14          3,711,989
28,752,000U.S. Treasury Inflation Notes, 0.0%, 11/15/13        24,768,285
500,000   U.S. Treasury Inflation Notes, 0.0%, 5/15/13            437,809
625,000   U.S. Treasury Notes, 4.0%, 2/15/15                      672,070
750,000   U.S. Treasury Notes, 4.25%, 11/15/14                    820,079
840,000   U.S. Treasury Notes, 5.5%, 8/15/28                      973,875
450,000   U.S. Treasury Notes, 7.875%, 2/15/21                    624,024
                                                             $593,605,677
          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
          (Cost  $576,514,054)                               $593,605,677

          Municipal Bonds - 0.9 %
          Government - 0.9 %
          Municipal  Higher Education - 0.8 %
4,380,000 California State University Revenue, 5.0%, 11/1/39 $ 4,374,963 4,600,000 Conneticut State Health & Educational, 5%, 7/1/42 4,599,632
                                                             $  8,974,595
          Municipal Tobacco - 0.1 %
750,000 Tobacco Settlement Authority Iowa, 6.79%, 6/1/10 $ 768,623 TOTAL MUNICIPAL BONDS
          (Cost  $9,568,679)                                 $  9,743,218

          SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.2 %
          Materials - 0.2 %
          Forest Products - 0.1 %
2,400,000 Graham Packaging Co., New Term Loan, 0.0%, 10/7/11 $  2,202,666
          Total Materials                                    $  2,202,666
          Capital Goods - 0.1 %
          Electrical Component & Equipment - 0.1 %
333,984   Flextronics Semiconductor, Delayed Draw, 7.455%, 10$    307,266
1,162,266 Flextronics Semiconductor, A-1-A Delayed, 7.39439%,   1,069,284
                                                             $  1,376,550
          Total Capital Goods                                $  1,376,550
          Commercial Services & Supplies - 0.4 %
          Environmental & Facilities Services - 0.4 %
3,000,000 Synagro Technologies, Inc., Term Loan, 5.08769%, 4/$  2,475,000
2,534,519 Waste Services, Tranche E Term, 5.15%, 3/31/11        2,363,439
                                                             $  4,838,439
          Total Commercial Services & Supplies               $  4,838,439
          Transportation - 0.1 %
          Air Freight & Couriers - 0.0 %
163,394   TNT Logistics, 4.73%, 11/4/13                      $    148,689
521,594   TNT Logistics, 5.70375%, 11/4/13                        474,650
                                                             $    623,339
          Trucking - 0.1 %
912,849   Accuride Corp., Term Advance, 6.41287%%, 1/31/12   $    848,949
          Total Transportation                               $  1,472,288
          Automobiles & Components - 0.3 %
          Tires & Rubber - 0.3 %
3,440,000 Goodyear Tire & Rubber Co., Second Lien Loan, 6.43%$  3,113,200
          Total Automobiles & Components                     $  3,113,200
          Consumer Durables & Apparel - 0.1 %
          Housewares & Specialties - 0.1 %
1,315,063 Jarden Corp., Term Loan B3 5.19625%, 1/24/12       $  1,263,008
          Total Consumer Durables & Apparel                  $  1,263,008
          Consumer Services - 0.1 %
          Casinos & Gaming - 0.0 %
500,000   Gateway Casinos & Entertainment, Term Advance, 7.22$    420,000
100,000   Gateway Casinos & Entertainmen, Delayed Draw, 7.228      84,000
76,316    Seminole Tribe of Florida, Term B-1 Delayed Draw, 4      73,072
274,684   Seminole Tribe of Florida, Term B-2 Delayed Draw,       263,010
269,737   Seminole Tribe of Florida, Term B-3 Delayed Draw, 5     258,273
                                                             $  1,098,355
          Total Consumer Services                            $  1,098,355
          Media - 0.2 %
          Broadcasting & Cable TV - 0.2 %
3,189,262 Univision Communication, Inc., Initial Term Loan, 0$ 2,523,503 110,738 Univision Communication, Inc., Delayed Draw, 0.0% 9 87,622
                                                             $  2,611,125
          Total Media                                        $  2,611,125
          Food, Beverage & Tobacco - 0.2 %
          Packaged Foods & Meats - 0.2 %
3,000,000 Graphic Packaging International, Incremental Term L$  2,741,250
          Total Food, Beverage & Tobacco                     $  2,741,250
          Health Care Equipment & Services - 0.8 %
          Health Care Facilities - 0.6 %
1,709,567 CHS/Community Health Systems, Inc., Funded Term Loa$  1,579,542
87,433    CHS/Community Health Sys, Inc., Delayed Draw, 0.75%      80,783
2,863,750 HCA, Inc., Tranche B Term Loan, 4.94625%, 11/7/13     2,637,975
1,150,416 Psychiatric Solutions, Inc., Term Loan 5.29056%, 7/   1,072,763
167,372   Sun Health Care, Delayed Draw, 4.67699%, 1/15/08        152,309
265,517   Sun Health Care, Synthetic LC, 2.59625%, 4/12/14        241,621
1,169,821 Sun Health Care, Term Loan, 5.91811%, 4/12/14         1,064,537
                                                             $  6,829,530
          Health Care Supplies - 0.1 %
360,000   Bausch & Lomb, Delay Draw, 0.0%, 4/24/15           $    350,386
1,440,000 Bausch & Lomb, Term Loan, 0.0%, 4/24/15               1,401,546
                                                             $  1,751,932
          Total Health Care Equipment & Services             $  8,581,462
          Pharmaceuticals & Biotechnology - 0.2 %
          Pharmaceuticals - 0.2 %
3,101,445 Talecris Biotherapeutics Holdings, First Lien Term,$  2,635,129
          Total Pharmaceuticals & Biotechnology              $  2,635,129
          Diversified Financials - 0.5 %
          Diversified Financial Services - 0.4 %
5,600,000 Metavante Corp., Term Loan, 4.98938%, 11/1/14      $  5,226,668
          Total Diversified Financials                       $  5,226,668
          Technology Hardware & Equipment - 0.2 %
          Computer Storage & Peripherals - 0.2 %
2,450,000 Sungard Data Systems, Term Loan B, 5.16188%, 2/12/1$  2,280,727
          Total Technology Hardware & Equipment              $  2,280,727
          Telecommunication Services - 0.2 %
          Integrated Telecommunication Services - 0.1 %
171,861   Telesat Canda, U.S. Term II Loan, 6.16228%, 10/24/1$    159,602
2,006,082 Telesat Canda, U.S. Term I Loan, 6.64053%, 10/24/14   1,867,348
                                                             $  2,026,950
          Total Telecommunication Services                   $  2,026,950
          Utilities - 0.5 %
          Independent Power Producer & Energy Traders - 0.4 %
625,000   Aeroflex, Inc., Tranche B-1 Term Loan, 0.0%, 8/15/1$    582,421
2,952,687 Calpine Corp., First Priority Term Loan, 5.75%,3/29   2,642,655
1,990,000 Texas Competitive Electric Holdings, Initial Tranch   1,821,572
                                                             $  5,046,648
          Total Utilities                                    $  5,046,648
          TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
          (Cost  $48,265,747)                                $ 46,514,465

          TEMPORARY CASH INVESTMENTS - 6.9 %
          Repurchase Agreements - 6.9 %
44,565,000Bank of America Corp., 2.42%, dated 3/31/08, repurchase price of $44,565,000 plus accrued interest on 4/1/08 collateralized by $45,236,552 Federal National Mortgage Association, $ 44,565,000

16,000,000Barclays Plc, 2.75%, dated 3/31/08, repurchase price of $16,000,000 plus accrued interest on 4/1/08 collateralized by the following:

       $5,886,470 Federal National Mortgage , 5.5 - 6.5%, 2/1/23 - 1/1/48
       $11,962,647 Federal National Mortgage , 4.44 - 7.029 %, 1/1/34 - 9/1/37
       $1,982,111 Federal Home Loan Mortgage, 4.182 - 4.728%, 12/1/34 - 6/1/35
        $1,196,402 Freddie Mac Giant, 4.0 - 6.0%, 2/1/23 - 5 16,000,000

16,000,000JP Morgan Chase & Co., 2.5%, dated 3/31/08, repurchase price of $16,000,000 plus accrued interest on 4/1/08 collateralized by the following:

          $20,653,607 Federal National Mortgage , 5.0% - 10.0% 16,000,000
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $76,565,000)                                $ 76,565,000

          TOTAL INVESTMENT IN SECURITIES - 103.6%
          (Cost  $1,141,813,299) (a)                         $1,141,963,592

          OTHER ASSETS AND LIABILITIES - (3.6)%              $(39,517,532)

          TOTAL NET ASSETS - 100.0%                          $1,102,446,060

144A Security is exempt from registration under Rule 144A of the Securities
          Act of
          1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2008, the value of these securities amounted to $71,770,774 or 6.51% of total net assets.
(a) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $1,141,813,299 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost          $9,012,421

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value           (8,862,128)

          Net unrealized gain                                $ 150,293

          FAS 157 Footnote Disclosures

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March
              31, 2008, in valuing the Fund's assets:

Valuation Inputs                                     Investments Other Financial
Level 1 - Quoted Prices                                               76,565,000
Level 2 - Other Significant Observable Inputs            1,065,39
Level 3 - Significant Unobservable Inputs                                     -
Total                                                    1,065,39     76,565,000















ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 30, 2008

* Print the name and title of each signing officer under his or her signature.